Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Total Revenues	$ 23,912	$ 25,928	$ 25,707	$ 27,080	$ 25,465	$ 26,312	$ 25,795	$ 26,685	$ 25,840	$ 104,180	$ 104,632
Gross profit	3,981	3,739	4,358	5,567	4,607	4,536	5,370	5,688	5,602	18,271	21,196
Loss from operations	(1,135)	(1,398)	(1,290)	(248)	(1,609)	(1,745)	(105)	(1,998)	(1,451)	(4,545)	(5,299)
Loss from continuing operations	(1,657)	(914)	(1,187)	(350)	(1,388)	(22,605)	(7,334)	(2,846)	(2,251)	(3,839)	(35,036)
Net income (loss) from discontinued operations	0	(680)	(239)	0	5,494	622	(1,565)	74	175	4,575	(694)
Net income (loss)	$ (1,657)	$ (1,594)	$ (1,426)	$ (350)	$ 4,106	$ (21,983)	$ (8,899)	$ (2,772)	$ (2,076)	$ 736	$ (35,730)
Net loss from continuing operations per share - basic and diluted (in usd per share)	$ (0.08)	$ (0.05)	$ (0.06)	$ (0.02)	$ (0.07)	$ (1.13)	$ (0.37)	$ (0.14)	$ (0.11)	$ (0.19)	$ (1.75)
Net income (loss) from discontinued operations per share - basic and diluted (in usd per share)	$ 0.00	(0.03)	(0.01)	0.00	0.27	0.03	(0.08)	0.00	0.01	$ 0.23	$ (0.04)
Net income (loss) per share — basic and diluted (in usd per share)		$ (0.08)	$ (0.07)	$ (0.02)	$ 0.20	$ (1.10)	$ (0.44)	$ (0.14)	$ (0.10)